FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

11.	FAIR VALUE MEASUREMENTS

The Company’s assets and liabilities recorded at fair value are categorized based upon a fair value hierarchy that ranks the quality and reliability of the information used to determine fair value.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. These assets include property, plant and equipment, goodwill and intangible assets, net. The Company did not record impairment to any non-financial assets in the three months ended March 31, 2023 and March 31, 2022.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s condensed consolidated financial instruments (in thousands):

The fair value of the Company’s cash and cash equivalents and restricted cash approximate the carrying value because of the short-term nature of these accounts.

	Level in	March 31, 2023		December 31, 2022
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$3,282	$3,282	$7,253	$7,253
Restricted cash	1	34	34	34	34
Cash and investment in severance benefit accounts	1	3,102	3,102	3,161	3,161

Liabilities:
Subordinated term loan – related party(a)	2	$42,449	$23,474	$41,528	25,503
Subordinated debt(a)	2	11,256	7,001	11,119	7,386
Senior term loan(a)	2	40,993	35,188	40,529	36,680
Convertible debt	2	45,492	45,880	43,928	48,249
Public Warrants(b)	1	575	575	345	345
Warrants(b)	3	29	29	36	36

(a)	As of March 31, 2023 and December 31, 2022, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the subordinated term loan – related party, subordinated debt and senior term loan were 33.98%, 37.59% and 28.00%, respectively, as of March 31, 2023 and 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022.

(b)	As of March 31, 2023 and December 31, 2022, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s condensed consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants as of March 31, 2023 were as follows:

	Post- Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$0.69	$0.69
Exercise price	$12.50-17.50	$11.50
Risk free rate	4.78%	3.66%
Expected volatility	101.1%	84.20%
Dividend yield	0.00%	0.00%

The conversion option derivative and call and contingent put derivative are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation. The Company utilized a binomial model to estimate the fair value of the embedded derivative features requiring bifurcation associated with the Convertible Notes payable at the issuance date and as of the March 31, 2023 and December 31, 2022 reporting dates. The key inputs to the valuation models that were utilized to estimate the fair value of the convertible debt derivative liabilities include:

	March 31, 2023	December 31, 2022
Assumptions:
Stock price	$0.69	$1.31
Conversion strike price	$8.00	$8.00
Volatility	92.00%	94.00%
Dividend yield	0.00%	0.00%
Risk free rate	4.12%	4.32%
Debt discount rate	28.00%	15.10%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	$50,000	$50,000
Contingent put inputs and assumptions:
Probability of fundamental change	50.00%	33.00%

The following table presents a roll-forward of the Level 3 instruments:

(in thousands)	Warrants	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2022	$36	$3,052	$2,301
Change in fair value	(7)	(2,912)	2,048
Ending balance, March 31, 2023	$29	$140	$4,349

The warrant liability is included in other long-term liabilities and the derivatives are included in accrued expenses and other current liabilities.

15.	FAIR VALUE MEASUREMENTS

The Company’s assets and liabilities recorded at fair value are categorized based upon a fair value hierarchy that ranks the quality and reliability of the information used to determine fair value.

The Company has certain non-financial assets that are measured at fair value on a non-recurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. These assets include property, plant and equipment, goodwill and intangible assets, net. The Company did not record impairment to any non-financial assets in the years ended December 31, 2022 and 2021. The Company does not have any non-financial liabilities measured and recorded at fair value on a non-recurring basis.

Financial Disclosures about Fair Value of Financial Instruments

The tables below set forth information related to the Company’s consolidated financial instruments (in thousands):

	Level in	December 31, 2022		December 31, 2021
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$7,253	$7,253	$62,937	$62,937
Restricted cash	1	34	34	185	185
Cash and investment in severance benefit accounts	1	3,161	3,161	3,687	3,687

Liabilities:
Subordinated term loan(a)	2	41,528	25,503	37,991	28,376
Subordinated debt(a)	2	11,119	7,386	10,577	7,674
Senior term loan(a)	2	40,529	36,680	41,063	43,276
Convertible debt	2	43,928	48,249	41,343	44,494
Long-term debt	2	-	-	-	-
Public Warrants	1	345	345	8,510	8,510
Warrants(b)	3	36	36	1,317	1,317

(a)	As of December 31, 2022 and 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021.
(b)	As of December 31, 2022 and 2021, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2022:

	Post- Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$1.31	$1.31
Exercise price	$12.50 - $17.50	$11.50
Risk free rate	4.64%	4.02%
Expected volatility	101.10%	58.50%
Dividend yield	0.00%	0.00%

The conversion option derivative and call and contingent put derivative are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation. The Company utilized a binomial model to estimate the fair value of the embedded derivative features requiring bifurcation associated with the Convertible Notes payable at issuance date and as of the December 31, 2022 reporting date. The key inputs to the valuation models that were utilized to estimate the fair value of the convertible debt derivative liabilities include:

	December 31, 2022	Issuance Date
Assumptions:
Stock price	$1.31	$9.75
Conversion strike price	$8.00	$12.50
Volatility	94.00%	25.00%
Dividend yield	0.00%	0.00%
Risk free rate	4.32%	0.51%
Debt discount rate	15.10%	12.80%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	50,000	50,000
Contingent put inputs and assumptions:
Probability of fundamental change	33.00%	25.00%

The following table presents a roll-forward of the Level 3 instruments:

(in thousands)	Warrants	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2021	$1,317	$1,343	$1,651
Change in fair value	(1,281)	1,709	650
Ending balance, December 31, 2022	$36	$3,052	$2,301